Pension Plans and Other Benefits - Plan Asset Allocations (Details)	12 Months Ended
	May 31, 2011	May 31, 2010
United States Pension Plans Of U S Entity Defined Benefit [Member]
Our pension plan weighted-average asset allocations at May 31, 2011 and 2010 and the target by asset class are as follows:
Target allocation percentages	100.00%	100.00%
Plan assets	100.00%	100.00%
United States Pension Plans Of U S Entity Defined Benefit [Member] | US Equity Securities [Member]
Our pension plan weighted-average asset allocations at May 31, 2011 and 2010 and the target by asset class are as follows:
Target allocation percentages	12.00%	10.00%
Plan assets	12.00%	9.00%
United States Pension Plans Of U S Entity Defined Benefit [Member] | Non US Equity Securities [Member]
Our pension plan weighted-average asset allocations at May 31, 2011 and 2010 and the target by asset class are as follows:
Target allocation percentages	7.00%	5.00%
Plan assets	7.00%	5.00%
United States Pension Plans Of U S Entity Defined Benefit [Member] | Equity Securities Real Estate Entities [Member]
Our pension plan weighted-average asset allocations at May 31, 2011 and 2010 and the target by asset class are as follows:
Target allocation percentages	3.00%	5.00%
Plan assets	4.00%	4.00%
United States Pension Plans Of U S Entity Defined Benefit [Member] | Fixed Income Securities [Member]
Our pension plan weighted-average asset allocations at May 31, 2011 and 2010 and the target by asset class are as follows:
Target allocation percentages	75.00%	75.00%
Plan assets	75.00%	79.00%
Currently, our policy includes a 75% allocation to fixed income and 25% to return-seeking strategies.
Overall investment strategy- target allocation percentages	75.00%
The pension plans benchmark of the return-seeking and fixed income strategies are currently comprised of the following and their respective weightings:
Barclays Long Gov/Credit	46.00%
Barclays US Strips	2.00%
Barclays US Long Credit	52.00%
United States Pension Plans Of U S Entity Defined Benefit [Member] | Private Equity Funds [Member]
Our pension plan weighted-average asset allocations at May 31, 2011 and 2010 and the target by asset class are as follows:
Target allocation percentages	3.00%	5.00%
Plan assets	2.00%	3.00%
United States Pension Plans Of U S Entity Defined Benefit [Member] | Return Seeking Investments [Member]
Currently, our policy includes a 75% allocation to fixed income and 25% to return-seeking strategies.
Overall investment strategy- target allocation percentages	25.00%
The pension plans benchmark of the return-seeking and fixed income strategies are currently comprised of the following and their respective weightings:
Russell 1000	40.00%
Russell 2000	8.00%
MSCI EAFE Net	24.00%
MSCI EM Net	4.00%
NCREIF Open-End Diversified Core Equity Fund	12.00%
Private Equity	12.00%
Foreign Pension Plans Defined Benefit [Member]
Our pension plan weighted-average asset allocations at May 31, 2011 and 2010 and the target by asset class are as follows:
Target allocation percentages	100.00%	100.00%
Plan assets	100.00%	100.00%
Foreign Pension Plans Defined Benefit [Member] | US Equity Securities [Member]
Our pension plan weighted-average asset allocations at May 31, 2011 and 2010 and the target by asset class are as follows:
Target allocation percentages	24.00%	24.00%
Plan assets	24.00%	26.00%
Foreign Pension Plans Defined Benefit [Member] | Non US Equity Securities [Member]
Our pension plan weighted-average asset allocations at May 31, 2011 and 2010 and the target by asset class are as follows:
Target allocation percentages	15.00%	15.00%
Plan assets	15.00%	15.00%
Foreign Pension Plans Defined Benefit [Member] | Fixed Income Securities [Member]
Our pension plan weighted-average asset allocations at May 31, 2011 and 2010 and the target by asset class are as follows:
Target allocation percentages	30.00%	30.00%
Plan assets	28.00%	29.00%
Foreign Pension Plans Defined Benefit [Member] | Private Equity Funds [Member]
Our pension plan weighted-average asset allocations at May 31, 2011 and 2010 and the target by asset class are as follows:
Target allocation percentages	9.00%	9.00%
Plan assets	3.00%	5.00%
Foreign Pension Plans Defined Benefit [Member] | Canadian Equity Securities [Member]
Our pension plan weighted-average asset allocations at May 31, 2011 and 2010 and the target by asset class are as follows:
Target allocation percentages	22.00%	22.00%
Plan assets	23.00%	25.00%
Foreign Pension Plans Defined Benefit [Member] | Return Seeking Investments [Member]
The pension plans benchmark of the return-seeking and fixed income strategies are currently comprised of the following and their respective weightings:
S&P/TSX 300	17.00%
Nesbitt Burns and S&P/TSX Small Cap indices	5.00%
S&P 500	24.00%
Cambridge Venture and Private Equity indices	9.00%
MSCI World ex-US	8.00%
MSCI EMF	7.00%
Scotia Capital Bond Index	30.00%
Foreign Pension Plans Defined Benefit [Member] | Other [Member]
Our pension plan weighted-average asset allocations at May 31, 2011 and 2010 and the target by asset class are as follows:
Target allocation percentages	0.00%	0.00%
Plan assets	7.00%	0.00%